CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Consideration Receivable On Disposal Of FL Mobile [Member]	Statutory reserve [Member]	Treasury Stock [Member]	Accumulated deficit [Member]	Accumulated Other Comprehensive Income / (loss) [Member]	Non-Controlling Interest [Member]
Balance, number of shares at Dec. 31, 2013		309,934,044
Balance at Dec. 31, 2013	$ 340,156	$ 31	$ 337,879		$ 9,636	$ (8,028)	$ (13,805)	$ 8,039	$ 6,404
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		32,434,966
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	1,423	$ 3	(3,138)			4,558
Share-based compensation	83,844		83,844
Issuance of shares in connection with acquisitions, number of shares		129,568,875
Issuance of shares in connection with acquisitions	205,861	$ 13	153,021						52,827
Stock repurchase, number of shares		(14,977,235)
Stock repurchase	(15,726)					(15,726)
Appropriation to statutory reserves					941		(941)
Foreign currency translation adjustment	362							340	22
Net loss attributable to NQ Mobile Inc.	(76,738)						(76,738)
Net loss attributable to non-controlling interest.	(2,125)								(2,125)
Balance, number of shares at Dec. 31, 2014		456,960,650
Balance at Dec. 31, 2014	537,057	$ 47	571,606		10,577	(19,196)	(91,484)	8,379	57,128
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		22,075,124
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	(146)	$ 1	(7,232)			7,085
Share-based compensation	16,558		16,558
Issuance of shares in connection with acquisitions, number of shares		970,332
Issuance of shares in connection with acquisitions	2,646								2,646
Stock repurchase, number of shares		(1,319,995)
Stock repurchase	(1,303)					(1,303)
Disposal of equity interest in subsidiaries	24								24
Appropriation to statutory reserves					1,572		(1,572)
Foreign currency translation adjustment	(38,191)							(34,233)	(3,958)
Net loss attributable to NQ Mobile Inc.	(1,303)						(1,303)
Net loss attributable to non-controlling interest.	(911)								(911)
Balance, number of shares at Dec. 31, 2015		478,686,111
Balance at Dec. 31, 2015	514,431	$ 48	580,932		12,149	(13,414)	(94,359)	(25,854)	54,929
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, number of shares		20,325,071
Exercise of options and restricted shares issued, net of shares withheld for employee taxes	(970)	$ 1	(4,837)			3,866
Share-based compensation	12,607		12,607
Acquisition	12,422		(528)						12,950
Disposal of equity interest in subsidiaries	99,239		122,062	(42,215)			(13,229)		32,621
Appropriation to statutory reserves					8,468		(8,468)
Foreign currency translation adjustment	(28,362)							(23,793)	(4,569)
Net loss attributable to NQ Mobile Inc.	(127,593)						(127,593)
Net loss attributable to non-controlling interest.	(6,010)								(6,010)
Balance, number of shares at Dec. 31, 2016		499,011,182
Balance at Dec. 31, 2016	$ 475,764	$ 49	$ 710,236	$ (42,215)	$ 20,617	$ (9,548)	$ (243,649)	$ (49,647)	$ 89,921